Madison Short-Term Strategic Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 60.2%	Par	Value
Communications - 2.7%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$612,491
VeriSign, Inc., 4.75%, 07/15/2027	900,000	900,120
		1,512,611

Consumer Discretionary - 0.9%
Paychex, Inc., 5.10%, 04/15/2030	500,000	504,190

Consumer Staples - 1.1%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)	600,000	592,827

Energy - 7.3%
Energy Transfer LP, 5.25%, 07/01/2029	1,000,000	1,021,728
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	223,300
Marathon Petroleum Corp., 5.15%, 03/01/2030	875,000	892,551
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,173,140
Valero Energy Partners LP, 4.50%, 03/15/2028	700,000	700,087
		4,010,806

Financials - 32.3% (b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,034,289
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031	400,000	406,627
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	870,000	875,607
4.46% to 02/06/2031 then SOFR + 0.87%, 02/06/2032	750,000	740,629
Boston Properties LP, 6.75%, 12/01/2027	715,000	738,917
Capital One Financial Corp., 5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	925,000	944,046
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	250,000	247,970
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,000,000	1,000,449
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,242,660
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032	500,000	492,448
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,000,000	1,037,279
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	575,000	539,758
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,100,000	1,093,410
KeyCorp, 4.10%, 04/30/2028	1,028,000	1,020,095
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	1,000,000	971,222
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	500,000	493,300
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	250,000	253,833
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	500,000	491,829
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,000,000	1,015,540
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	625,000	638,223
SBA Communications Corp., 3.88%, 02/15/2027	713,000	705,717
Simon Property Group LP, 4.30%, 01/15/2031	750,000	739,060
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	750,000	749,433
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	250,000	252,761
		17,725,102

Health Care - 2.6%
Centene Corp., 4.25%, 12/15/2027	418,000	410,581
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,000,000	1,008,720
		1,419,301

Industrials - 6.8%
Boeing Co., 6.30%, 05/01/2029	750,000	787,487
Clean Harbors, Inc., 6.38%, 02/01/2031 (a)	625,000	634,447
Eaton Corp., 4.50%, 03/06/2033	500,000	493,355
Honeywell Aerospace, Inc., 4.30%, 03/16/2031 (a)	500,000	494,911
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	575,000	558,204
TransDigm, Inc., 6.88%, 12/15/2030 (a)	750,000	768,022
		3,736,426

Materials - 1.1%
Celanese US Holdings LLC, 6.42%, 07/15/2027	613,000	625,628

Technology - 5.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	900,000	875,687
Gartner, Inc., 4.50%, 07/01/2028 (a)	750,000	737,266
Micron Technology, Inc., 5.65%, 11/01/2032	250,000	263,943
NetApp, Inc., 5.50%, 03/17/2032	350,000	358,289
Oracle Corp., 4.80%, 09/26/2032	750,000	714,032
		2,949,217
TOTAL CORPORATE BONDS (Cost $32,443,600)		33,076,108

MORTGAGE-BACKED SECURITIES - 16.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8384, 5.00%, 05/01/2040	725,859	730,915
Pool SD2217, 6.00%, 01/01/2053	346,271	353,580
Pool SD8266, 4.50%, 11/01/2052	992,080	961,442
Pool SD8267, 5.00%, 11/01/2052	293,335	291,400
Pool SD8276, 5.00%, 12/01/2052	872,659	864,887
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	42,530	43,414
Pool 555880, 5.50%, 11/01/2033	71,853	73,196
Pool 890696, 3.00%, 09/01/2030	24,950	24,437
Pool FA2986, 4.00%, 07/01/2055	720,242	680,080
Pool FS9357, 5.50%, 10/01/2054	450,775	454,237
Pool MA0919, 3.50%, 12/01/2031	103,278	101,326
Pool MA2177, 4.00%, 02/01/2035	64,742	63,883
Pool MA4785, 5.00%, 10/01/2052	463,706	459,767
Pool MA4806, 5.00%, 11/01/2052	375,860	372,666
Pool MA4841, 5.00%, 12/01/2052	1,258,026	1,246,886
Pool MA5072, 5.50%, 07/01/2053	1,154,298	1,163,338
Pool MA5539, 5.00%, 11/01/2044	207,715	207,307
Pool MA5833, 5.00%, 09/01/2045	360,230	358,062
Pool MA6042, 5.00%, 04/01/2046	500,000	498,009
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,946,425)		8,948,832

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	55,642	56,242
Series 4037, Class B, 3.00%, 04/15/2027	18,311	18,213
Series 4838, Class VA, 4.00%, 03/15/2036	118,568	118,383
Series 5436, Class AB, 5.50%, 04/25/2049	329,811	330,700
Series 5451, Class A, 5.00%, 05/25/2049	206,642	206,193
Series 5569, Class BA, 5.00%, 07/25/2052	504,757	505,851
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	118,153	120,987
Series 2011-31, Class DB, 3.50%, 04/25/2031	84,983	83,295
Series 2011-36, Class QB, 4.00%, 05/25/2031	133,008	131,773
Series 2016-97, Class PA, 3.00%, 12/25/2044	462,489	451,383
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	359,087	49,782
Series 2023-29, Class JA, 5.50%, 05/25/2036	320,923	322,113
Series 2024-100, Class GA, 5.50%, 10/25/2051	473,271	477,525
Series 2024-99, Class EA, 5.50%, 05/25/2051	448,971	451,582
Series 2025-26, Class BA, 5.50%, 05/25/2048	601,334	613,729
Series 2025-5, Class EA, 5.50%, 10/25/2051	450,025	452,478
Series 2026-9, Class HC, 4.50%, 03/25/2055	719,943	704,377
Government National Mortgage Association
Series 2024-153, Class AB, 4.50%, 03/16/2065	480,785	476,707
Series 2025-153, Class A, 4.50%, 06/16/2054	496,607	493,691
Series 2025-157, Class NA, 6.00%, 04/20/2055	488,481	489,349
Series 2025-194, Class LV, 4.50%, 12/20/2036	488,250	485,328
Series 2025-214, Class ND, 4.75%, 12/20/2055	742,732	734,868
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(d)	168,116	168,685
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,947,964)		7,943,234

ASSET-BACKED SECURITIES - 4.4%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	201,497
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	453,185	453,065
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	37,747	37,801
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	35,974	36,206
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	118,837
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	6,279	6,287
Series 2022-4, Class A3, 5.65%, 10/22/2029 (a)	100,000	100,486
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55%, 10/27/2064 (a)(d)	561,401	561,907
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(d)	386,003	386,637
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	505,742
TOTAL ASSET-BACKED SECURITIES (Cost $2,393,759)		2,408,465

U.S. TREASURY SECURITIES - 3.2%	Par	Value
United States Treasury Note/Bond
4.63%, 09/30/2028	500,000	509,531
4.13%, 11/15/2032	1,250,000	1,250,977
TOTAL U.S. TREASURY SECURITIES (Cost $1,762,138)		1,760,508

TOTAL INVESTMENTS - 98.5% (Cost $53,493,886)		54,137,147
Money Market Deposit Account - 2.5% (e)		1,388,068
Liabilities in Excess of Other Assets - (1.0)%		(572,244)
TOTAL NET ASSETS - 100.0%		$54,952,971

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $8,108,576 or 14.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Madison Short-Term Strategic Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$33,076,108	$–	$33,076,108
Mortgage-Backed Securities	–	8,948,832	–	8,948,832
Collateralized Mortgage Obligations	–	7,943,234	–	7,943,234
Asset-Backed Securities	–	2,408,465	–	2,408,465
U.S. Treasury Securities	–	1,760,508	–	1,760,508
Total Investments	$–	$54,137,147	$–	$54,137,147

Refer to the Schedule of Investments for further disaggregation of investment categories.